International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Other investments	$ 351,209	$ 360,955
Other assets	161,133	165,821
Total assets	11,739,649	11,943,469
Liabilities:
Junior subordinated deferrable interest debentures	190,726	201,117
Other liabilities	159,876	223,527
Total liabilities	10,139,484	10,484,252
Shareholders' equity:
Preferred shares	210,548	208,068
Common shares	95,720	95,711
Surplus	162,767	162,276
Retained earnings	1,302,964	1,214,743
Accumulated other comprehensive income (including $(6,889) and $(6,870) of comprehensive loss related to other-than-temporary impairment for non-credit related issues)	84,959	28,777
Total shareholders' equity before treasury stock	1,856,958	1,709,575
Less cost of shares in treasury	(256,793)	(250,358)
Total shareholders' equity	1,600,165	1,459,217	1,407,470	1,257,297
Total liabilities and shareholders' equity	11,739,649	11,943,469
Parent Company
ASSETS
Cash	13,668	24,414
Other investments	70,318	65,485
Notes receivable	495	250
Investment in subsidiaries	1,712,336	1,577,038
Other assets	1,567	3,874
Total assets	1,798,384	1,671,061
Liabilities:
Junior subordinated deferrable interest debentures	190,726	201,117
Due to IBC Trading	21	21
Other liabilities	7,472	10,706
Total liabilities	198,219	211,844
Shareholders' equity:
Preferred shares	210,548	208,068
Common shares	95,720	95,711
Surplus	162,767	162,276
Retained earnings	1,302,964	1,214,743
Accumulated other comprehensive income (including $(6,889) and $(6,870) of comprehensive loss related to other-than-temporary impairment for non-credit related issues)	84,959	28,777
Total shareholders' equity before treasury stock	1,856,958	1,709,575
Less cost of shares in treasury	(256,793)	(250,358)
Total shareholders' equity	1,600,165	1,459,217
Total liabilities and shareholders' equity	$ 1,798,384	$ 1,671,061